EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the changes in the pension benefit obligations, fair value of Pension Plan assets and statement of the funded status

	2014	2013
	(in thousands)
Accumulated Benefit Obligation	$111,108	$102,680
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$102,680	$112,062
Interest cost	4,763	4,339
Actuarial (gain) loss	10,787	(9,320)
Benefits paid	(7,122)	(4,401)

Projected benefit obligation at end of year	$111,108	$102,680

Change in plan assets
Fair value of plan assets at beginning of year	$96,818	$86,718
Actual return on plan assets	11,132	12,369
Employer contribution	7,329	2,132
Benefits paid	(7,122)	(4,401)

Fair value of plan assets at end of year	$108,157	$96,818

Funded status of the plan at end of year	$(2,951)	$(5,862)

Schedule of amounts recognized in the Consolidated Balance Sheets

        The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):

Accrued liabilities	$(62)	$(145)
Noncurrent liabilities—other	(2,889)	(5,717)

Net amount recognized	$(2,951)	$(5,862)

Schedule of amounts recognized in Accumulated Other Comprehensive Income and not yet reflected in net periodic benefit cost

        The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2014 and 2013, and not yet reflected in net periodic benefit cost, are as follows (in thousands):

Net actuarial loss	$(23,405)	$(19,210)

Schedule of weighted average assumptions used for the pension calculations

	Years Ended September 30,
	2014	2013	2012
Discount rate for net periodic benefit costs	4.80%	4.06%	4.33%
Discount rate for year-end obligations	4.32%	4.80%	4.06%
Expected return on plan assets	6.61%	7.06%	7.16%

Schedule of components of net periodic pension expense (benefit)

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Interest cost	$1,171	$1,201	$2,342	$2,402
Expected return on plan assets	(1,743)	(1,664)	(3,486)	(3,328)
Recognized net actuarial loss	309	229	618	458
Net pension expense	$(263)	$(234)	$(526)	$(468)

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Interest cost	$4,763	$4,339	$4,498
Expected return on plan assets	(6,789)	(6,099)	(5,463)
Amortization of prior service cost	—	1	2
Recognized net actuarial loss	873	2,372	3,567
Settlement	1,376	—	—

Net pension expense (benefit)	$223	$613	$2,604

Schedule of expected benefits to be paid from pension plan

        The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2015	2016	2017	2018	2019	2020 - 2024	Total
$5,510	$6,416	$5,642	$6,999	$7,559	$36,032	$68,158

Schedule of target allocation and the asset allocation for the Pension Plan

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2015	2014	2013
U.S. equities	55%	61%	58%
International equities	15	12	13
Fixed income	27	25	27
Real estate and other	3	2	2

Total	100%	100%	100%

Schedule of fair value of plan assets, summarized by level within fair value hierarchy

	Fair Value as of September 30, 2014
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$2,250	$2,250	$—	$—
Mutual funds:
Domestic stock funds	55,054	55,054	—	—
Bond funds	24,722	24,722	—	—
International stock funds	8,731	8,731	—	—

Total mutual funds	88,507	88,507	—	—
Domestic common stock	15,733	15,733	—	—
Foreign equity stock	1,366	1,366	—	—
Oil and gas properties	301	—	—	301

Total	$108,157	$107,856	$—	$301

	Fair Value as of September 30, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$1,983	$1,983	$—	$—
Mutual funds:
Domestic stock funds	44,129	44,129	—	—
Bond funds	23,749	23,749	—	—
International stock funds	12,519	12,519	—	—

Total mutual funds	80,397	80,397	—	—
Domestic common stock	12,998	12,998	—	—
Foreign equity stock	1,153	1,153	—	—
Oil and gas properties	287	—	—	287

Total	$96,818	$96,531	$—	$287

Summary of changes in fair value of plan's Level 3 assets

	Oil and Gas Properties
	Years Ended September 30,
	2014	2013
	(in thousands)
Balance, beginning of year	$287	$299
Unrealized gains (losses) relating to property still held at the reporting date	14	(12)

Balance, end of year	$301	$287